UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Operating expenses:
Formation, general and administrative expenses	$ 89,608	$ 53,824	$ 115,640	$ 98,115	$ 227,082
Legal and accounting expenses	754,216	16,782	16,782	1,390,317	1,532,176
Administrative services fee – related party	15,000	2,333	2,333	30,000	32,833
Listing fees	21,250	0	0	42,033	49,583
Insurance expense	18,699	3,493	3,493	37,192	41,301
Total operating expenses	898,773	76,432	138,248	1,597,657	1,882,975
Loss from operations	(898,773)	(76,432)	(138,248)	(1,597,657)	(1,882,975)
Other income:
Income earned on cash and marketable securities held in Trust Account	1,836,231	321,137	321,137	3,644,428	4,392,100
Interest income on operating account	2,983	709	739	7,834	22,275
Other income	1,839,214	321,846	321,876	3,652,262	4,414,375
Net income	$ 940,441	$ 245,414	$ 183,628	$ 2,054,605	$ 2,531,400
Redeemable Class A Ordinary Shares
Other income:
Basic Weighted average shares outstanding (in Shares)	20,125,000	3,096,154	1,998,227	20,125,000	12,260,769
Diluted Weighted average shares outstanding (in Shares)	20,125,000	3,096,154	1,998,227	20,125,000	12,260,769
Basic net income (loss) per share (in Dollars per share)	$ 0.06	$ 1.7	$ 2.63	$ 0.12	$ 0.66
Diluted net income (loss) per share (in Dollars per share)	$ 0.06	$ 1.7	$ 2.63	$ 0.12	$ 0.66
Non-Redeemable Class A and Class B Ordinary Shares [Member]
Other income:
Basic Weighted average shares outstanding (in Shares)	7,837,163	6,610,815	6,415,464	7,837,163	7,220,364
Diluted Weighted average shares outstanding (in Shares)	7,837,163	6,610,815	6,415,464	7,837,163	7,220,364
Basic net income (loss) per share (in Dollars per share)	$ (0.03)	$ (0.76)	$ (0.79)	$ (0.06)	$ (0.77)
Diluted net income (loss) per share (in Dollars per share)	$ (0.03)	$ (0.76)	$ (0.79)	$ (0.06)	$ (0.77)